Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Large Growth Stock Fund
	Number of Shares	Value†
COMMON STOCKS — 98.0%
Aerospace & Defense — 3.9%
General Electric Co.	24,456	$6,939,879
Howmet Aerospace, Inc.	13,643	3,144,166
The Boeing Co.*	7,670	1,526,560
TransDigm Group, Inc.	725	840,246
		12,450,851
Auto Manufacturers — 3.0%
Ferrari N.V.	2,324	786,558
Tesla, Inc.*	24,075	8,949,881
		9,736,439
Banks — 0.4%
Morgan Stanley	7,960	1,309,977
Biotechnology — 0.4%
Argenx S.E., ADR*	1,906	1,391,856
Chemicals — 0.9%
Linde PLC	4,316	2,139,700
The Sherwin-Williams Co.	2,372	760,345
		2,900,045
Commercial Services — 0.7%
Adyen N.V.@,*	586	586,498
Cintas Corp.	10,300	1,742,142
		2,328,640
Computers — 12.0%
Apple, Inc.	144,637	36,707,424
Crowdstrike Holdings, Inc., Class A*	5,619	2,193,714
		38,901,138
Diversified Financial Services — 4.6%
Mastercard, Inc., Class A	12,638	6,314,703
The Charles Schwab Corp.	7,999	751,746
Tradeweb Markets, Inc., Class A	1,829	215,200
Visa, Inc., Class A	25,026	7,563,858
		14,845,507
Electronics — 1.0%
Amphenol Corp., Class A	26,317	3,325,153
Healthcare Products — 3.3%
Danaher Corp.	7,686	1,457,266
Intuitive Surgical, Inc.*	9,806	4,520,468
Medline, Inc., Class A*	7,879	350,616
Natera, Inc.*	7,670	1,533,923
Stryker Corp.	4,933	1,620,934
Thermo Fisher Scientific, Inc.	2,226	1,094,146
		10,577,353
Healthcare Services — 0.3%
UnitedHealth Group, Inc.	3,697	1,000,371
Insurance — 0.8%
Chubb Ltd.	5,680	1,851,282
Marsh & McLennan Cos., Inc.	4,800	832,560
		2,683,842
Internet — 22.4%
Alphabet, Inc., Class A	81,034	23,302,137
	Number of Shares	Value†

Internet — (continued)
Alphabet, Inc., Class C	1,336	$383,245
Amazon.com, Inc.*	74,875	15,594,216
AppLovin Corp., Class A*	5,330	2,121,340
Booking Holdings, Inc.	579	2,437,775
DoorDash, Inc., Class A*	9,921	1,489,638
MercadoLibre, Inc.*	974	1,684,066
Meta Platforms, Inc., Class A	22,416	12,824,866
Netflix, Inc.*	66,946	6,436,858
Sea Ltd., ADR*	12,378	1,025,022
Shopify, Inc., Class A*	16,393	1,944,538
Spotify Technology S.A.*	6,480	3,142,217
		72,385,918
Lodging — 0.6%
Hilton Worldwide Holdings, Inc.	6,069	1,845,461
Machinery — Construction & Mining — 1.2%
GE Vernova, Inc.	2,648	2,311,439
Vertiv Holdings Co., Class A	5,700	1,428,306
		3,739,745
Miscellaneous Manufacturing — 0.8%
Fabrinet*	1,782	929,349
Teledyne Technologies, Inc.*	2,521	1,525,230
		2,454,579
Pharmaceuticals — 3.0%
Eli Lilly & Co.	10,601	9,750,482
Retail — 2.2%
Carvana Co.*	8,789	2,763,086
Chipotle Mexican Grill, Inc.*	39,630	1,268,556
Costco Wholesale Corp.	2,811	2,800,965
Wingstop, Inc.	975	151,096
		6,983,703
Semiconductors — 23.1%
Advanced Micro Devices, Inc.*	19,857	4,039,509
ASML Holding N.V.	1,767	2,333,907
Broadcom, Inc.	53,320	16,503,073
Lam Research Corp.	15,212	3,250,196
NVIDIA Corp.	264,564	46,139,962
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	7,244	2,448,110
		74,714,757
Software — 12.5%
HubSpot, Inc.*	2,547	621,723
Intuit, Inc.	2,324	1,004,851
Magic Leap, Inc., Class A(1),*,#	1,353	0
Microsoft Corp.	82,149	30,409,095
Oracle Corp.	12,358	1,817,985
Palantir Technologies, Inc., Class A*	7,668	1,121,675
Samsara, Inc., Class A*	10,698	339,020
ServiceNow, Inc.*	29,778	3,113,290
Snowflake, Inc.*	13,008	1,961,867
		40,389,506

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Large Growth Stock Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — 0.7%
Arista Networks, Inc.*	10,817	$1,328,111
T-Mobile US, Inc.	4,978	1,045,530
		2,373,641
Transportation — 0.2%
Old Dominion Freight Line, Inc.	4,100	801,140
TOTAL COMMON STOCKS (Cost $193,068,062)		316,890,104

REAL ESTATE INVESTMENT TRUSTS — 0.6%
Healthcare — 0.6%
Welltower, Inc. (Cost $1,837,603)	9,628	1,903,552

PREFERRED STOCKS — 0.2%
Auto Manufacturers — 0.2%
Waymo LLC, Series A-2, CONV(1),*,# (Cost $320,886)	3,737	630,544

EXCHANGE TRADED FUNDS — 0.2%
Investment Companies — 0.2%
Invesco QQQ Trust Series 1 (Cost $710,620)	1,269	732,442

SHORT-TERM INVESTMENTS — 0.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.546%)	17,620	17,620
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 3.730%)	215	215
TOTAL SHORT-TERM INVESTMENTS (Cost $17,835)		17,835
TOTAL INVESTMENTS — 99.0% (Cost $195,955,006)		$320,174,477
Other Assets & Liabilities — 1.0%		3,314,641
TOTAL NET ASSETS — 100.0%		$323,489,118

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of Rule 144A securities was $586,498, which represents 0.2% of the Fund’s net assets.
(1)	The value of this security was determined using significant unobservable inputs .
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2026, the aggregate value of restricted securities was $630,544 which represented 0.2% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Magic Leap, Inc., Class A	01/20/16	$657,500	$0
Waymo LLC, Series A-2	05/08/20	320,886	630,544
Total		$978,386	$630,544
ADR— American Depositary Receipt.
CONV— Convertible Security.
LLC— Limited Liability Company.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
Country Weightings as of 3/31/2026††
United States	94%
Netherlands	1
Sweden	1
Taiwan	1
Canada	1
Switzerland	1
Uruguay	1
Total	100%
††	% of total investments as of March 31, 2026.

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